Subsequent Events (Details)					1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 16, 2024 USD ($)	Oct. 15, 2024 USD ($)	Oct. 01, 2024 USD ($)	Nov. 30, 2022	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2025 USD ($)	Jan. 22, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 22, 2024	Dec. 10, 2024 USD ($)	Nov. 13, 2024 USD ($)	Oct. 13, 2024 USD ($)	Oct. 11, 2024 $ / shares
Subsequent Events
Reverse stock split ratio				0.1
unrestricted cash and cash equivalents						$ 3,894,685	$ 13,336,975	$ 9,426,264
Minimum
Subsequent Events
Reverse stock split ratio								0.25
Maximum
Subsequent Events
Reverse stock split ratio								0.1
Notes payable
Subsequent Events
Interest rate at the time of default (in percent)						9.00%	9.00%
Interest rate (in percent)						6.00%	6.00%
Principal balance						$ 7,200,000	$ 8,000,000	$ 9,500,000
Subsequent Events
Subsequent Events
Additional interest expense accrued			$ 50,000
Redemption premium percentage of installments					$ 125
Total penalty premium					$ 207,201
Cash and cash equivalents														$ 1,500,000	$ 1,500,000
unrestricted cash and cash equivalents									$ 500,000
Subsequent Events | Series A Preferred Stock
Subsequent Events
Initial conversion price | $ / shares																$ 2.25
Subsequent Events | President and Chief Commercial Officer
Subsequent Events
Annual salary	$ 280,000	$ 350,000
Subsequent Events | Notes payable
Subsequent Events
Additional interest expense accrued			50,000
Payment for notes and security agreement			$ 500,000
Interest rate at the time of default (in percent)			9.00%
Subsequent Events | Promissory Note
Subsequent Events
Principal balance										$ 7,248,634.88	$ 7,248,634.88
Interest										$ 366,056.06	$ 326,188.57
Subsequent Events | Vivus, Inc | Promissory Note
Subsequent Events
Outstanding amount notinclude in promissory note													$ 2,000,000
Interest rate (in percent)												9.00%